Related Party Balances And Transactions - Schedule of Related Party Balances (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Related Party Balance [Abstract]
Trade Receivable	$ 549	$ 1,146	$ 1,043
Long term deferred revenues	3,473	3,473	$ 3,500
Trade Payables	$ 47	$ 0